Organization and Description of Business (Details) - USD ($) $ in Millions	Mar. 04, 2026	Aug. 08, 2024	Aug. 16, 2022
Organization and Description of Business [Line Items]
Net proceeds of the sale of the units		$ 15.1
U.S. federal excise tax percent			1.00%
Percentage of fair value exercise tax			1.00%
Other current liabilities	$ 1.3
Class A Ordinary Shares [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Description of Business [Line Items]
Temporary shares issue (in Shares)	33,581,540
Aggregate redemption amount	$ 357.1